AMG Yacktman Fund
AMG Yacktman Fund
INVESTMENT OBJECTIVE
The AMG Yacktman Fund's (the "Fund") investment objective is to seek long-term capital appreciation and, to a lesser extent, current income.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AMG Yacktman Fund Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AMG Yacktman Fund Class I
Management Fee	0.43%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	0.76%	[1]
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AMG Yacktman Fund | Class I | USD ($)	78	243	422	942

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 2% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities, including emerging market securities, and debt securities.

The Fund may invest up to 20% of its assets in foreign equity securities. This 20% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”). The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks and ADRs. Some, but not all, of the equity securities will pay a dividend.

The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold at the time of investment.

The Fund's subadviser, Yacktman Asset Management LP (“Yacktman” or the “Subadviser”), employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadviser believes offer an attractive forward rate of return. When the Subadviser purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Convertible Securities Risk— convertible preferred stocks, which are convertible into shares of the issuer’s common stock and pay regular dividends, and convertible debt securities, which are convertible into shares of the issuer’s common stock and bear interest, are subject to the risks of equity securities and fixed income securities. The lower the conversion premium, the more likely the price of the convertible security will follow the price of the underlying common stock. Conversely, higher premium convertible securities are more likely to exhibit the behavior of bonds because the likelihood of conversion is lower, which may cause their prices to fall as interest rates rise. There is the risk that the issuer of convertible preferred stock will not be able to make dividend payments or that the issuer of a convertible bond will not be able to make principal and/or interest payments.

Credit Risk—the issuer of bonds or other debt securities may be unable or unwilling, or may be perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations.

Currency Risk—fluctuations in exchange rates may affect the total loss or gain on a non-U.S. dollar investment when converted back to U.S. dollars and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

High Yield Risk—below investment grade debt securities and unrated securities of similar credit quality (commonly known as “junk bonds” or “high yield securities”) may be subject to greater levels of interest rate, credit, liquidity, and market risk than higher-rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate Risk—fixed coupon payments (cash flows) of bonds and debt securities may become less competitive with the market in periods of rising interest rates and cause bond prices to decline. During periods of increasing interest rates, the Fund may experience high levels of volatility and shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices, which could reduce the returns of the Fund.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. To the extent the Fund invests a substantial portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the consumer staples sector may comprise a significant portion of the Fund’s portfolio.  The consumer staples sector may be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, and government regulation, as well as the performance of the overall economy, interest rates, and consumer confidence.

Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

The performance information shown for the Fund’s Class I shares (formerly Service Class shares, which were renamed Class I shares on October 1, 2016) includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Fund, a series of The Yacktman Funds, Inc. (the “Predecessor Yacktman Fund”), to the Fund.

To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/17 (Class I)

Best Quarter: 34.83% (2nd Quarter 2009) Worst Quarter: -18.44% (4th Quarter 2008)
Average Annual Total Returns as of 12/31/17
Average Annual Total Returns - AMG Yacktman Fund	1 Year	5 Years	10 Years
Class I	18.23%	12.03%	10.85%
Class I | Return After Taxes on Distributions	15.46%	10.00%	9.64%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	12.50%	9.32%	8.81%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	8.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.